Filed Pursuant to Rule 497(c)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Funds Trust
Hennessy Focus Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Balanced Fund

March 20, 2014

EXPLANATORY NOTE

On behalf of Hennessy Funds Trust (the “Trust”) and the Hennessy Focus Fund, Hennessy Cornerstone Value Fund, Hennessy Large Value Fund, and Hennessy Balanced Fund, each a series of the Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the definitive form of Prospectus filed with the Securities and Exchange Commission on behalf of the Trust and pursuant to Rule 497(c) under the Securities Act on March 4, 2014; such definitive form of Prospectus (Accession Number 0000898531-14-000117) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE